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[E* TRADE FINANCIAL LOGO]
Ballston Tower
671 North Glebe Road
Arlington, VA 22203




May 3, 2004

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention: File Room

Re: E*TRADE Funds
    1933 Act File No. 333-66807
    1940 Act File No. 811-9063
    ---------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectuses and Statement of Additional Information with respect to the E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, E*TRADE Technology Index Fund and the E*TRADE Bond Fund, series of E*TRADE Funds do not differ from the Prospectuses and Statement of Additional Information filed in Post-Effective Amendment No. 49 that was filed electronically on April 27, 2004.

Very truly yours,


/s/ Marc R. Duffy

Marc R. Duffy
Assistant General Counsel
E*TRADE Financial Corporation